Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 32,085	$ 21,282	$ 34,868
Costs	(12,116)	(10,763)	(14,549)
Gross profit	19,969	10,519	20,319
Net gain / (loss) from fair value adjustment of investment properties	13,650	(12,742)	83,080
General and administrative expenses	(5,277)	(4,948)	(5,413)
Selling expenses	(2,237)	(2,443)	(2,988)
Other operating results, net	61	(141)	195
Profit / (loss) from operations	26,166	(9,755)	95,193
Share of loss of associates and joint ventures	(355)	(7,182)	17,787
Profit / (loss) before financial results and income tax	25,811	(16,937)	112,980
Finance income	463	592	525
Finance costs	(9,193)	(11,968)	(15,170)
Other financial results	17,792	19,215	(15,231)
Inflation adjustment	2,789	(2,370)	(26)
Financial results, net	11,851	5,469	(29,902)
Profit / (loss) before income tax	37,662	(11,468)	83,078
Income tax expense	(2,770)	(35,540)	(16,505)
Profit / (loss) for the year from continuing operations	34,892	(47,008)	66,573
Loss for the year from discontinued operations	0	(14,633)	(8,112)
Profit / (loss) for the year	34,892	(61,641)	58,461
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment (i)	(538)	(610)	1,127
Revaluation surplus	361	626	992
Other comprehensive (loss) / income for the year from continuing operations	(177)	16	2,119
Other comprehensive (loss) / income for the year from discontinued operations (i)	0	(18,764)	32,810
Total other comprehensive (loss) / income for the year	(177)	(18,748)	34,929
Total comprehensive income / (loss) for the year	34,715	(80,389)	93,390
Total comprehensive income / (loss) from continuing operations	34,715	(46,992)	68,693
Total comprehensive (loss) / income from discontinued operations	0	(33,397)	24,697
Total comprehensive income / (loss) for the year	34,715	(80,389)	93,390
Profit / (loss) for the year attributable to:
Equity holders of the parent	34,552	(49,077)	35,100
Non-controlling interest	340	(12,564)	23,361
Profit / (loss) from continuing operations attributable to:
Equity holder of the parent	34,552	(37,515)	49,084
Non-controlling interest	340	(9,493)	17,489
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	34,374	(57,080)	32,677
Non-controlling interest	341	23,309	60,713
Total comprehensive income / (loss) from continuing operations attributable to:
Equity holders of the parent	34,375	(36,343)	56,590
Non-controlling interest	$ 340	$ (10,649)	$ 12,103
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Basic	$ 42.73	$ (83.41)	$ 61.00
Diluted	38.79	(83.41)	60.66
Profit / (loss) per share from continuing operations attributable to equity holders of the parent:
Basic	42.73	(63.76)	85.31
Diluted	$ 38.79	$ (63.76)	$ 84.82